United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas May 6, 2013
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Htwy CLA 100 s COM              084099175      313      200 SH       Sole                      200
AT&T Inc.                      COM              00206r102      564    15380 SH       Sole                    15380
Actavis Inc                    COM              00507k103     1649    17905 SH       Sole                    17905
American Express Co            COM              025816109     1883    27910 SH       Sole                    27910
Amgen Inc                      COM              031162100     1833    17885 SH       Sole                    17885
Anadarko Pete Corp             COM              032511107      472     5400 SH       Sole                     5400
Apple Computer Inc             COM              037833100     1837     4150 SH       Sole                     4150
Bristol Myers Squibb           COM              110122108      450    10925 SH       Sole                    10925
CSX Corp                       COM              126408103     2410    97847 SH       Sole                    97847
Caterpillar Inc                COM              149123101     1644    18899 SH       Sole                    18899
Cisco Systems Inc              COM              17275r102     1757    84081 SH       Sole                    84081
Coca Cola Co                   COM              191216100     1163    28748 SH       Sole                    28748
Corning Inc                    COM              219350105     1272    95416 SH       Sole                    95416
EMC Corp.                      COM              268648102     1990    83290 SH       Sole                    83290
Expeditors Intl Wash           COM              302130109     1387    38815 SH       Sole                    38815
Express Scripts                COM              30219g108     1910    33155 SH       Sole                    33155
Exxon Mobil Corp               COM              302290101     2840    31517 SH       Sole                    31517
Fluor Corp                     COM              343412102     2233    33660 SH       Sole                    33660
General Electric Co.           COM              369604103      888    38400 SH       Sole                    38400
International Business Machine COM              459200101     3965    18589 SH       Sole                    18589
Lowes Cos Inc                  COM              548661107     2195    57874 SH       Sole                    57874
Monsanto Co                    COM              61166w101     1868    17682 SH       Sole                    17682
National Oilwell Varco         COM              637071101     1921    27150 SH       Sole                    27150
Oceaneering Intl               COM              675232102      531     8000 SH       Sole                     8000
Oracle Corp                    COM              68389X105     1968    60864 SH       Sole                    60864
Pepsico Inc                    COM              713448108     1583    20008 SH       Sole                    20008
Pfizer Inc                     COM              717081103     1072    37137 SH       Sole                    37137
Pitney Bowes Inc               COM              724479100      208    14000 SH       Sole                    14000
Potash Corp Sask Inc           COM              73755L107     1730    44080 SH       Sole                    44080
QualComm Inc                   COM              747525103     1934    28895 SH       Sole                    28895
Schlumberger Ltd               COM              806857108     1920    25633 SH       Sole                    25633
Scotts Companies               COM              810186106     1344    31080 SH       Sole                    31080
Southwestern Energy            COM              845467109     1614    43330 SH       Sole                    43330
Staples Inc                    COM              855030102     1727   128725 SH       Sole                   128725
Stryker Corp                   COM              863667101     1503    23040 SH       Sole                    23040
Tellabs Inc                    COM              879664100       38    18200 SH       Sole                    18200
Trinity Industries             COM              896522109     1223    26980 SH       Sole                    26980
United Parcel Service          COM              911312106     1438    16741 SH       Sole                    16741
United Technologies            COM              913017109     2828    30264 SH       Sole                    30264
Visa Inc.                      COM              92826c839     2177    12820 SH       Sole                    12820
Wal Mart Stores Inc            COM              931142103     3462    46260 SH       Sole                    46260
Wal-Mart de Mexico Non-Par Ord COM              p98180105       49    15032 SH       Sole                    15032
Wells Fargo & Co New           COM              949746101     1699    45939 SH       Sole                    45939
Windstream Corp                COM              9738w1041      109    13714 SH       Sole                    13714
Zimmer Holdings, Inc.          COM              98956p102     1622    21560 SH       Sole                    21560
ISHARES TR HGH DIV EQT FD      IDX              46429b663      261     4000 SH       Sole                     4000
ISHARES TR S&P 100 IDX FD      IDX              464287101     3161    44878 SH       Sole                    44878
Schwab Strategic TR US Sml Cap IDX              808524607     7405   172769 SH       Sole                   172769
VANGUARD INDEX FDS MID CAP ETF IDX              922908629     4557    49061 SH       Sole                    49061
VANGUARD WHITEHALL FDS HIGH DI IDX              921946406      266     4855 SH       Sole                     4855
Vanguard Emerging Mkts         IDX              922042858    12204   284503 SH       Sole                   284503
iShares Russell 2000 Growth In IDX              464287648      422     3925 SH       Sole                     3925
iShares S & P 500              IDX              464287200      918     5832 SH       Sole                     5832
iShares S&P 500 Growth         IDX              464287309      214     2600 SH       Sole                     2600
ishares Russell 1000 Growth In IDX              464287614     7767   108823 SH       Sole                   108823
ishares Russell Mid Cap Growth IDX              464287481      422     6040 SH       Sole                     6040
ishares S&P 1500               IDX              464287150      378     5275 SH       Sole                     5275


Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 57

Form 13F Information Tablle Value Total: $108,196

List of Other Included Managers:
No.		13F File Number		Name

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